SCOPE OF CONSOLIDATION - Scope of Consolidation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016
Ferrari S.p.A.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari North America Inc.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari Japan KK
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari Australasia Pty Limited
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari (HK) Limited
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		80.00%	80.00%
Shares held by NCI (percent)		20.00%	20.00%
Ferrari Far East Pte Limited
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari Management Consulting (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari South West Europe S.a.r.l.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari Central East Europe GmbH
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
G.S.A. S.A.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari North Europe Limited
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)			100.00%
Shares held by NCI (percent)			0.00%
Mugello Circuit S.p.A.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari Financial Services S.p.A.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)	10.00%	0.00%	0.00%
Ferrari Financial Services GmbH
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		49.90%
FFS Inc.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari Auto Securitization Transaction, LLC
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari Auto Securitization Transaction - Lease, LLC
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari Auto Securitization Transaction - Select, LLC
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
Ferrari Financial Services Titling Trust
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%
410, Park Display Inc.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)		100.00%	100.00%
Shares held by NCI (percent)		0.00%	0.00%